Inventory (Details) (USD $)	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Summary Of Significant Accounting Policies - Inventory Details
Raw materials, work-in-process, and finished goods	$ 1,660,415	$ 1,471,764	$ 615,144
Reserve for damaged or obsolete inventory	(225,900)	(223,500)	(192,000)
Total inventory, net of reserves	$ 1,434,515	$ 1,248,264	$ 467,101